Inventories	12 Months Ended
Dec. 31, 2021
Disclosure of inventories [text block] [Abstract]
Inventories

10. Inventories

	December 31, 2021	December 31, 2020

Finished goods	839,221	—
Total	839,221	—

As of December 31, 2021, the Company' s inventory consisted of the product Bentrio, a drug-free nasal spray for protection against airborne viruses and allergens. Bentrio has a limited shelf life, which may affect the salability of the product, and is packaged in various configurations (stock keeping units, “SKUs”) for different markets and in different languages to address specific requirements under national rules and regulations or by trade channels. During product launch, shelf life is still relatively short since data from supporting stability studies are still limited; this tends to restrict salability through certain trade channels. In addition, there is only limited visibility on product take-up across different markets due to the lack of a sales history, and national rules and regulations may require prior approval of certain marketing materials and messages. Based on a management review of the inventory as at December 31, 2021 for any obsolete or slow-moving items, the Company wrote down finished good inventories in the amount of CHF 2.0 million in 2021. The amount of the write down was expensed to the income statement under Cost of Sales.